united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 10/31/17

Item 1. Schedule of Investments.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2017
Shares		Value
	COMMON STOCKS - 97.9%
	AEROSPACE & DEFENSE - 2.1%
317	Boeing Co.	$ 81,780

	APPAREL & TEXTILE PRODUCT - 1.9%
3,288	Hanesbrands, Inc.	73,980

	ASSET MANAGEMENT - 4.1%
529	Ameriprise Financial, Inc.	82,810
2,222	Invesco Ltd.	79,525
		162,335
	AUTOMOTIVE - 10.9%
849	Delphi Automotive PLC	84,374
2,137	General Motors Co.	91,848
512	Lear Corp.	89,902
1,602	Magna International, Inc.	87,389
1,355	Tenneco, Inc.	78,739
		432,252
	BANKS - 6.1%
1,226	Bank of Nova Scotia	79,102
836	JP Morgan Chase & Co.	84,110
1,023	Royal Bank of Canada	79,947
		243,159
	BIOTECH & PHARMACEUTICALS - 4.4%
1,090	AbbVie, Inc.	98,372
439	Amgen, Inc.	76,922
		175,294
	CHEMICALS - 6.3%
809	Celanese Corp.	84,387
852	LyondellBasell Industries	88,208
1,095	Trinseo SA	77,745
		250,340
	COMMERCIAL SERVICES - 1.6%
2,529	H&R Block, Inc.	62,567

	GAMING, LODGING & RESTAURANTS - 5.7%
2,181	Brinker International, Inc.	67,000
491	McDonald's Corp.	81,953
738	Wyndham Worldwide Corp.	78,855
		227,808
	HARDWARE - 6.3%
511	Apple, Inc.	86,379
1,758	NetApp, Inc.	78,090
2,344	Seagate Technology PLC	86,658
		251,127
	HOME & OFFICE PRODUCTS - 2.1%
1,801	Hooker Furniture Corp.	85,368

	INDUSTRIAL SERVICES - 2.3%
638	United Rentals, Inc. *	90,264

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Shares		Value
	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
1,654	Lazard Ltd	$ 78,631
818	State Street Corp.	75,256
		153,887
	INSURANCE - 7.1%
1,712	Assured Guaranty Ltd.	63,515
1,710	HCI Group, Inc.	64,057
1,135	Principal Financial Group, Inc.	74,740
3,246	Universal Insurance Holdings, Inc.	77,417
		279,729
	IRON & STEEL - 2.2%
3,886	Mesabi Trust	87,435

	PASSENGER TRANSPORTATION - 3.3%
883	Alaska Air Group, Inc.	58,304
1,351	Southwest Airlines Co.	72,765
		131,069
	RETAIL - DISCRETIONARY - 7.6%
1,326	Best Buy Co, Inc.	74,230
516	The Home Depot, Inc.	85,543
708	Lithia Motors, Inc.	80,131
1,582	Nordstrom, Inc.	62,726
		302,630
	SEMICONDUCTOR - 2.1%
723	Skyworks Solutions, Inc.	82,321

	SPECIALTY FINANCE - 9.6%
317	Alliance Data Systems Corp.	70,922
899	American Express Co.	85,873
1,268	Discover Financial Services	84,360
1,239	GATX Corp.	73,609
5,207	Navient Corp.	64,879
		379,643
	TECHNOLOGY SERVICES - 4.2%
1,206	CDW Corp.	84,420
530	International Business Machines Corp.	81,652
		166,072
	TRANSPORTATION & LOGISTICS - 4.1%
966	Canadian National Railway Co.	77,753
482	Canadian Pacific Railway	83,598
		161,351

	TOTAL COMMON STOCKS (Cost $3,627,202)	3,880,411
Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2017
Shares		Value
	MASTER LIMITED PARTNERSHIPS - 1.8%
	OIL, GAS & COAL - 1.8%
2,725	Natural Resource Partners LP	$ 72,621

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $91,847)	72,621

	TOTAL INVESTMENTS - 99.7% (Cost $3,719,049)(a)	$ 3,953,032
	OTHER ASSETS LESS LIABILITIES - 0.3%	11,658
	NET ASSETS - 100.0%	$ 3,964,690

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $3,721,348 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	391,055
	Unrealized Depreciation:	(159,371)
	Net Unrealized Appreciation:	231,684

* Non-income producing security.
LP - Limited Partnership
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,880,411	$ -	$ -	$ 3,880,411
Master Limited Partnerships	72,621	-	-	72,621
Total	$ 3,953,032	$ -	$ -	$ 3,953,032

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 12/29/17

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/29/17